Events after reporting period (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Mar. 11, 2026 USD ($) $ / shares shares	Mar. 06, 2026 d $ / shares	Apr. 04, 2022 USD ($)	Dec. 31, 2026 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 10, 2026	Oct. 06, 2025 shares	May 31, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares						$ 50,368	$ 118
Repayments of borrowings, classified as financing activities					$ 96,807	$ 61,550	$ 127,221
Major ordinary share transactions | Minimum | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares				$ 2,500
Repayments of borrowings, classified as financing activities				$ 1,500
Gold Sino
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares			$ 10,000
Number of shares issued (in shares) | shares									541,935	10,838,698
Gold Sino | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by major shareholder	49.00%							31.40%
Issuance of ordinary shares	$ 16,700
Number of shares issued (in shares) | shares	5,300,000
Par value per share (in dollars per share) | $ / shares	$ 0.002
Shares issued, subscription price (in dollars per share) | $ / shares		$ 3.15
Subscription price, variable weighted average price discount percent		10.00%
Subscription price, variable weighted average price discount days | d		30